Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	At 31 December
(in USD million)	2025	2024

Trade payables	4,832	6,838
Payables due to participation in joint operations and similar arrangements	2,666	1,813
Payables to equity accounted companies and other related parties	1,455	1,593
Accrued trade expenses and other payables	748	866

Trade and other payables	9,700	11,110